STOCK OPTIONS AND WARRANTS (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Number of Shares
Outstanding, December 31, 2016	12,000	24,000
Granted		12,000
Forfeited
Expired		24,000
Outstanding, September 30, 2017		12,000
Exercisable at September 30, 2017		3,000
Weighted Average Exercise Price
Outstanding, December 31, 2016	$ 2.00	$ 1.00
Granted		2.00
Exercised		1.00
Outstanding, September 30, 2017		2.00
Exercisable at September 30, 2017		$ 2.00
Weighted Average Remaining Contractual Term
Outstanding, December 31, 2016		1 year 7 days
Granted		4 years
Forfeited		0 years
Exercised		0 years
Expired		0 years
Outstanding, September 30, 2017		3 years 9 months
Exercisable at September 30, 2017		3 years 9 months
Aggregate Intrinsic Value
Outstanding, December 31, 2016
Granted
Forfeited
Exercised
Expired
Outstanding, September 30, 2017
Exercisable at September 30, 2017
Warrant [Member]
Number of Shares
Outstanding, December 31, 2016
Granted	10,040
Forfeited
Exercised
Expired
Outstanding, September 30, 2017	10,040
Exercisable at September 30, 2017	10,040
Weighted Average Exercise Price
Outstanding, December 31, 2016
Granted	30.00
Forfeited
Exercised
Expired
Outstanding, September 30, 2017	30.00
Exercisable at September 30, 2017	$ 30.00
Weighted Average Remaining Contractual Term
Granted	1 year
Outstanding, September 30, 2017	6 months 18 days
Exercisable at September 30, 2017	6 months 18 days
Aggregate Intrinsic Value
Outstanding, December 31, 2016
Granted
Forfeited
Exercised
Expired
Outstanding, September 30, 2017
Exercisable at September 30, 2017